Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital [member]	Additional paid-in capital [member]	Reserve for available-for-sale financial assets [Member]	Reserve for hedging instruments [Member]	Reserve for exchange differences on translating foreign operations [Member]	Reserve for remeasurements of employee defined benefit plans (IAS 19) [member]	Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year [Member]	Equity attributable to owners of the parent [Member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2014	€ 21,584	€ 10,634	€ 1,725	€ 75	€ (637)	€ (322)	€ (96)	€ 6,689	€ 18,068	€ 3,516
Dividends approved	(291)							(166)	(166)	(125)
Total comprehensive income (loss)	(1,115)			(43)	388	(1,091)	9	(70)	(807)	(308)
INWIT-effect of partial sale without loosing control	839							279	279	560
Merger of Telecom Italia Media S.p.A. in TIM S.p.A.	(9)	7	6					(39)	(26)	17
Convertible Bond issue maturing 2022-Equity component	186							186	186
Grant of equity instruments	10	9						1	10
Other changes	45							10	10	35
Ending balance at Dec. 31, 2015	21,249	10,650	1,731	32	(249)	(1,413)	(87)	6,890	17,554	3,695
Dividends approved	(204)							(166)	(166)	(38)
Total comprehensive income (loss)	2,801			7	(302)	1,047	(26)	1,808	2,534	267
Disposal of the Sofora-Telecom Argentina group	(1,582)									(1,582)
Conversion of the Guaranteed Subordinated Mandatory Convertible Bonds due 2016	1,300	937	363						1,300
Grant of equity instruments	1							1	1
Other changes	(12)							(16)	(16)	4
Ending balance at Dec. 31, 2016	23,553	11,587	2,094	39	(551)	(366)	(113)	8,517	21,207	2,346
Dividends approved	(230)							(166)	(166)	(64)
Total comprehensive income (loss)	457			3	(31)	(575)	9	1,121	527	(70)
Grant of equity instruments	(6)							(6)	(6)
Other changes	9					(14)		9	(5)	14
Ending balance at Dec. 31, 2017	€ 23,783	€ 11,587	€ 2,094	€ 42	€ (582)	€ (955)	€ (104)	€ 9,475	€ 21,557	€ 2,226